Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Mid Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Institutional Class/MXKJX)
Account Value	$ 22,206.90	$ 19,133.35	$ 16,561.39	$ 18,720.33	$ 14,319.84	$ 14,316.98	$ 11,851.81	$ 13,467.96		$ 11,466.97	$ 9,495.67	$ 10,000
Empower Large Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Investor Class/MXMVX)
Account Value	$ 21,761.94	18,812.42	16,337.32	18,514.32	14,223.19	14,271.71	11,844.73	13,505.96		11,544.54	9,597.26		$ 10,000
Empower S&P Mid Cap 400® Index Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)
Account Value	$ 19,494.78	17,257.11	14,943.47	17,324.50	14,004.12	12,379.88	9,892.83	11,210.00	$ 10,000
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)
Account Value	$ 23,809.05	20,955.51	18,036.97	20,775.69	16,694.00	14,709.67	11,678.05	13,153.92		11,334.70	9,411.86	10,000
Empower S&P Mid Cap 400® Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)
Account Value	$ 23,809.05	20,955.51	18,036.97	20,775.69	16,694.00	14,709.67	11,678.05	13,153.92		11,334.70	9,411.86		10,000
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)
Account Value	$ 25,305.22	23,153.30	19,238.89	24,812.61	21,527.51	17,288.40	13,124.12	13,390.59		10,713.33	10,062.30	10,000
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)
Account Value	$ 25,964.22	23,809.25	19,854.37	25,715.97	22,394.81	18,044.33	13,744.92	14,072.81		11,309.82	10,651.56		10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 31,882.82	25,751.87	20,445.00	25,305.39	20,137.81	16,658.26	12,714.38	13,417.71	10,000	11,077.06	9,825.74	10,000	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,527.37	19,038.97	16,891.38	19,201.76	14,961.89	14,254.22	11,218.31	12,790.18		11,284.37	9,403.84	10,000	10,000
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Account Value	$ 20,659.65	18,133.85	15,573.93	17,913.54	14,358.42	12,632.88	10,010.21	11,258.00	$ 10,000	11,334.70		10,000
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 28,481.70	$ 23,325.94	$ 18,532.24	$ 25,289.95	$ 22,434.45	$ 16,546.23	$ 12,213.97	$ 12,823.15		$ 10,236.57	$ 9,537.60	$ 10,000	$ 10,000